FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 2) - Measured at fair value on a recurring basis - Interest Rate Swap $ in Thousands	Sep. 30, 2016 USD ($)
Financial Instruments Measured at Fair Value: Available-for-sale securities - (Corporate equity securities)
Derivative financial instruments	$ (1,602)
Estimated fair value | Level 2
Financial Instruments Measured at Fair Value: Available-for-sale securities - (Corporate equity securities)
Derivative financial instruments	$ (1,602)